Annual Total Returns - Semiconductors Portfolio [BarChart] - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Semiconductors Portfolio - Semiconductors Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(8.49%)
Annual Return 2012	3.60%
Annual Return 2013	39.18%
Annual Return 2014	38.37%
Annual Return 2015	2.24%
Annual Return 2016	32.38%
Annual Return 2017	35.06%
Annual Return 2018	(11.75%)
Annual Return 2019	64.46%
Annual Return 2020	44.01%